UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2007

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

   Andrew J. Turchin	Greenwich, CT 06830	Feb. 11, 2008

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $211,425

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                               Title Cusip     Mkt Val   Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                             Class           (USD)     Amount     Prn   Call Discretion Managers Sole   Shared  None
AFFILIATED MANAGERS GROUP INC CMN            COM   008252108 3,524,000    30,000   SH            SOLE                 SOLE
AMERICAN EXPRESS CO. CMN                     COM   025816109 9,104,000    175,000  SH            SOLE                 SOLE
AMERIPRISE FINANCIAL, INC. CMN               COM   03076C106 9,644,000    175,000  SH            SOLE                 SOLE
ASSURANT INC. CMN                            COM   04621X108 5,018,000    75,000   SH            SOLE                 SOLE
THE BANK OF NY MELLON CORP CMN               COM   064058100 9,752,000    200,000  SH            SOLE                 SOLE
BERKSHIRE HATHAWAY INC. CLASS B              COM   084670207 8,051,000    1,700    SH            SOLE                 SOLE
BLACKSTONE GROUP INC (THE) CMN               COM   09253U108 5,533,000    250,000  SH            SOLE                 SOLE
CAPITALSOURCE CMN                            COM   14055X102 4,837,000    275,000  SH            SOLE                 SOLE
DST SYSTEM INC COMMON STOCK                  COM   233326107 7,430,000    90,000   SH            SOLE                 SOLE
DISCOVER FINANCIAL SERVICES CMN              COM   254709108 14,703,000   975,000  SH            SOLE                 SOLE
EQUIFAX INC CMN                              COM   294429105 9,090,000    250,000  SH            SOLE                 SOLE
FIDELITY NATL INFO SVCS INC CMN              COM   31620M106 8,318,000    200,000  SH            SOLE                 SOLE
FINANCIAL FEDERAL CORP CMN                   COM   317492106 8,916,000    400,000  SH            SOLE                 SOLE
FIRST AMERICAN CORP CMN                      COM   318522307 7,677,000    225,000  SH            SOLE                 SOLE
FIRST MARBLEHEAD CORPORATION CMN             COM   320771108 2,295,000    150,000  SH            SOLE                 SOLE
METAVANTE TECHNOLOGIES, INC. CMN             COM   591407101 8,162,000    350,000  SH            SOLE                 SOLE
MOODYS CORP CMN                              COM   615369105 8,033,000    225,000  SH            SOLE                 SOLE
NASDAQ STOCK MARKET INC (THE) CMN            COM   631103108 8,661,000    175,000  SH            SOLE                 SOLE
PMA CAPITAL CORPORATION CL-A CMN CLASS A     COM   693419202 4,043,000    491,843  SH            SOLE                 SOLE
PEOPLES UNITED FINANCIAL INC CMN             COM   712704105 7,565,000    425,000  SH            SOLE                 SOLE
SLM CORPORATION CMN                          COM   78442P106 5,766,000    286,276  SH            SOLE                 SOLE
SAFETY INSURANCE GROUP, INC. CMN             COM   78648T100 4,211,000    115,000  SH            SOLE                 SOLE
CHARLES SCHWAB CORPORATION CMN               COM   808513105 10,220,000   400,000  SH            SOLE                 SOLE
SUNTRUST BANKS INC $1.00 PAR CMN             COM   867914103 6,249,000    100,000  SH            SOLE                 SOLE
TOTAL SYS SVC INC CMN                        COM   891906109 14,700,000   525,000  SH            SOLE                 SOLE
UNITED AMERICA INDEMNITY LTD CMN CLASS A     COM   90933T109 5,976,000    300,000  SH            SOLE                 SOLE
UBS AG CMN                                   COM   H89231338 13,947,000   303,200  SH            SOLE                 SOLE
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